BASIC AND DILUTED LOSS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2026
Loss per share
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share.

	Three Months Ended March 31,
	2026	2025
Weighted-average number of Common Shares - basic and diluted	223,688	204,382
Loss per share
Basic and diluted loss per share	$(0.02)	$(0.02)
Diluted loss per share	$(0.02)	$(0.02)

SCHEDULE OF ANTI -DILUTIVE WEIGHTED AVERAGE LOSS PER SHARE

The following potential ordinary shares (in thousands) are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.

	Three Months Ended March 31,
	2026	2025
Options	10,360	14,501
RSU	22,053	25,497
Total	32,413	39,998